Fair Value Measurements (Schedule Of OREO Measured And Reported At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Real Estate [Roll Forward]
Beginning Balance	$ 8,162	$ 7,948
Acquired	3,492	728
Disposals	(7,523)	(3,522)
Ending Balance	8,470	8,162
OREO Remeasured At Initial Recognition [Member]
Other Real Estate [Roll Forward]
Carrying value of foreclosed assets prior to remeasurement	7,012	5,685
Charge-offs recognized in the allowance for loan losses	(1,565)	(1,656)
Fair value	5,447	4,029
OREO Remeasured Subsequent To Initial Recognition [Member]
Other Real Estate [Roll Forward]
Carrying value of foreclosed assets prior to remeasurement	2,832	3,659
Fair value	1,724	2,638
Write-downs included in other non-interest expense	$ (1,108)	$ (1,021)